Financial Instruments (Details 12) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ 428	₪ 422
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	48	30
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	162	199
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		1
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in nominal interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(203)	(238)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in real interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(667)	(683)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +2% [Member] | Change in interest on Swedish Krona [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	102	129
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	224	221
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	25	16
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	84	103
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		1
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in nominal interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(105)	(124)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in real interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(344)	(350)
Sensitivity analysis for financial derivatives-absolute changes in interest rates +1% [Member] | Change in interest on Swedish Krona [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	52	66
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(248)	(248)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(27)	(17)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(93)	(114)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		(1)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in nominal interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	113	134
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in real interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	371	378
Sensitivity analysis for financial derivatives-absolute changes in interest rates -1% [Member] | Change in interest on Swedish Krona [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(55)	(70)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on Euro [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(527)	(540)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on U.S.$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(56)	(35)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on C$ [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	(193)	(238)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on Brazilian Real [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)		(1)
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in nominal interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	235	279
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in real interest on NIS [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	775	793
Sensitivity analysis for financial derivatives-absolute changes in interest rates -2% [Member] | Change in interest on Swedish Krona [Member]
Disclosure of detailed information about hedged items [line items]
Effect on pre-tax income (loss)	₪ (112)	₪ (144)